RECONCILIATION OF FINANCIAL STATEMENTS TO THE FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following tables are reconciliations of participant loans and net assets available for benefits per the financial statements to the Form 5500.

	January 1,
Participant Loans - Schedule H, Part I, Line 1c(8), Column (a)	2025	2024
Beginning Balance per Financial Statements	$67,017,058	$62,856,728
Less: Loans Deemed Distributed with No Post-Default Payments	(6,643,113)	(5,988,759)
Beginning Balance Reported on Form 5500	$60,373,945	$56,867,969

	December 31,
Participant Loans - Schedule H, Part I, Line 1c(8), Column (b)	2025	2024
Ending Balance per Financial Statements	$69,932,112	$67,017,058
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,919,406)	(6,643,113)
Balance Reported on Form 5500	$63,012,706	$60,373,945

	January 1,
Net Assets - Schedule H, Part I, Line 1l, Column (a)	2025	2024
Beginning Balance per Financial Statements	$5,225,711,126	$5,198,721,680
Less: Loans Deemed Distributed with No Post-Default Payments	(6,643,113)	(5,988,759)
Beginning Balance Reported on Form 5500	$5,219,068,013	$5,192,732,921

	December 31,
Net Assets - Schedule H, Part I, Line 1l, Column (b)	2025	2024
Ending Balance per Financial Statements	$5,709,730,610	$5,225,711,126
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,919,406)	(6,643,113)
Balance Reported on Form 5500	$5,702,811,204	$5,219,068,013

	December 31,
Increase (Decrease) in Net Assets - Schedule H, Part II, Line 2k	2025	2024
Per Financial Statements	$484,019,484	$26,989,446
Less: Loans Deemed Distributed	(276,293)	(654,354)
Reported on Form 5500	$483,743,191	$26,335,092